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                    Seward & Kissel LLP
                    1200 G Street, N.W.
                   Washington, DC 20005


                                February 7, 2002



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


         Re:  AFD Exchange Reserves
              (File Nos. 33-74230 and 811-08294)

Dear Sirs:

         On behalf of AFD Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the retail class Prospectus and the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 29, 2002.


                                Very truly yours,


                                /s/ Paul M. Miller

















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